Summary of Significant Accounting Policies Prior Period Revisions (Details Narrative) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Provision for finance receivable losses									$ 1,865,362	$ 1,134,518
Provision for (benefit from) income taxes									0	0
OneMain Holdings, Inc. [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Provision for finance receivable losses	$ 258,000,000	$ 263,000,000	$ 214,000,000	$ 197,000,000	$ 483,000,000	$ 79,000,000	$ 74,000,000	$ 80,000,000	932,000,000	716,000,000	$ 423,000,000
Provision for (benefit from) income taxes	$ (2,000,000)	$ (8,000,000)	$ (16,000,000)	$ (87,000,000)	$ 134,000,000	$ (1,000,000)	$ 8,000,000	$ (8,000,000)	$ (113,000,000)	$ 133,000,000	$ (272,000,000)
Basic (in dollars per share)	$ 0.20	$ 0.19	$ 0.19	$ 1.02	$ (1.46)	$ (0.10)	$ 0.09	$ 0.01	$ 1.60	$ (1.72)	$ 4.03
Diluted (in dollars per share)	$ 0.20	$ 0.19	$ 0.19	$ 1.01	$ (1.46)	$ (0.10)	0.09	$ 0.01	$ 1.59	$ (1.72)	$ 4.02
Charge-off of Certain Bankrupt Accounts and Error in Calculation of Allowance of TDR Finance Receivables [Member] | OneMain Holdings, Inc. [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Basic (in dollars per share)							0.03
Diluted (in dollars per share)							$ 0.03
Charge-off of Certain Bankrupt Accounts and Error in Calculation of Allowance of TDR Finance Receivables [Member] | Restatement Adjustment [Member] | OneMain Holdings, Inc. [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Provision for finance receivable losses							$ 8,000,000
Provision for (benefit from) income taxes							$ 3,000,000